Income Taxes - Company's Deferred Taxes (Detail) - USD ($)	Jan. 31, 2021	Jan. 01, 2020
Deferred tax assets:
Net operating losses	$ 17,177,000	$ 13,716,000
Tax credit carry forwards	139,000	117,000
Stock option book expense	718,000	650,000
Allowance for doubtful accounts	0	229,000
Inventory	565,000	525,000
Accruals not yet deductible for tax purposes	281,000	357,000
Fixed assets	232,000	105,000
Intangible assets	445,000	337,000
Other	599,000	561,000
Gross deferred tax assets	20,156,000	16,597,000
Valuation allowance	(20,156,000)	(16,597,000)
Deferred tax assets	0	0
Deferred tax liabilities:
Other	(198,000)	(200,000)
Deferred tax liabilities	(198,000)	(200,000)
Unrecognized tax benefits	0	0
Total deferred tax liabilities, net	$ (198,000)	$ (200,000)